Operating Leases (Details Textual) - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of operating leases [Line Items]
Purchase of property, plant and equipment, classified as investing activities	$ 43,881,660	$ 46,220,129	$ 33,440,160
Lease and sublease payments recognised as expense	1,081,731	1,178,774	1,115,570
Repairs and maintenance expense, recognized by the lessor	$ 18,396	$ 449	$ 403
Hsinchu Science Park Administration Bureaus [Member]
Disclosure of operating leases [Line Items]
Description of material leasing arrangements by lessee classified as operating lease	20 years
Tainan Technology Industrial Park [Member]
Disclosure of operating leases [Line Items]
Purchase of property, plant and equipment, classified as investing activities	$ 558,956